As filed with the Securities and Exchange Commission on October 28, 1997
                                     Securities Act File No. 33-27352
                                     Investment Company Act File No. 811-5780
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                       ---

                Pre-Effective Amendment No.

                Post-Effective Amendment No.            20              X
                                                      --------         ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
         COMPANY ACT OF 1940                                            X

                Amendment No.                           23


                              ENDEAVOR SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                       2101 East Coast Highway, Suite 300
                        Corona del Mar, California 92625
               (Address of Principal Executive Offices) (Zip Code)

            Registrant's Telephone Number, Including Area Code: (800) 854-8393

                                James R. McInnis
                                    President
                              Endeavor Series Trust
           2101 East Coast Highway, Suite 300, Corona del Mar, California 92625
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
              1025 Connecticut Avenue, N.W. Washington, D.C. 20036

It is proposed that this filing will become effective:

                  X immediately upon filing pursuant to paragraph (b) on _______________, pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1) on _______________, pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on _______________, pursuant to paragraph
                  (a)(2)
                  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.






   The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its Montgomery Select 50 Portfolio, TCW Money Market Portfolio, TCW Managed Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio Opportunity Value Portfolio and Enhanced Index Portfolio pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, (the "1940 Act"). Registrant's Rule 24f-2 Notice, on behalf of its TCW Money Market Portfolio, TCW Managed Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio and Opportunity Value Portfolio (Enhanced Index Portfolio did not commence operations until May 2, 1997 and Montgomery Select 50 Portfolio is not yet effective), for the fiscal year ended December 31, 1996 was filed on February 27, 1997.

                              ENDEAVOR SERIES TRUST

                              Cross Reference Sheet

                             Pursuant to Rule 495(a)


Part A

    Item        Registration Statement
     No.                Caption                         Caption in Prospectus

     1.        Cover Page                               Cover Page

     2.        Synopsis                                 Not Applicable

     3.        Condensed Financial                      Financial Highlights
               Information

     4.        General Description
               of Registrant                            Cover Page; The Fund;
                                                        Investment Objective
                                                        and Policies


     5.        Management of the Fund                   The Fund; Management of
                                                        the Fund;
                                                        Additional Information


    5A.        Management's Discussion                  Not Applicable
               of Fund Performance

     6.        Capital Stock and Other                  The Fund; Dividends,
               Securities                               Distributions and
                                                        Taxes; Organization
                                                        and Capitalization of
                                                        the Fund; Additional
                                                        Information



     7.        Purchase of Securities                   Sale and Redemption of
               Being Offered                            Shares

     8.        Redemption or Repurchase                 Sale and Redemption of
                                                        Shares


    9.         Pending Legal Proceedings                Not Applicable

Part B

    Item        Registration Statement
     No.                Caption                         Caption in Prospectus

    10.        Cover Page                               Cover Page

    11.        Table of Contents                        Table of Contents

    12.        General Information and                  Organization and
               History                                  Capitalization of the
                                                        Fund

    13.        Investment Objectives and                Investment Objective
               Policies                                 and Policies

    14.        Management of the Fund                   Management of the Fund

    15.        Control Persons and                      Management of the Fund
               Principal Holders of
               Securities

    16.        Investment Advisory and                  Management of the Fund
               Other Services

    17.        Brokerage Allocation and                 Portfolio Transactions
               Other Practices

    18.        Capital Stock and Other                  Organization and
               Securities                               Capitalization of the
                                                        Fund

    19.        Purchase, Redemption and                 Net Asset Value;
               Pricing of Securities                    Redemption of Shares
               Being Offered

    20.        Tax Status                               Taxes

    21.        Underwriters                             Management of the Fund
    22.        Calculation of                           Performance Information
               Performance Data

    23.        Financial Statements                     Financial Statements

       PART C

                       The information  required to be included in Part C is set
             forth under the appropriate Items, so numbered, in Part C to this Post-Effective Amendment.

                              ENDEAVOR SERIES TRUST


         Part A: The Prospectus dated May 1, 1997 is incorporated by reference to Post-Effective Amendment No. 17 as filed with the Securities and Exchange Commission (the "SEC") on May 1, 1997 as Accession #0000908737-97-000174. The Prospectus dated October 8, 1997 is incorporated by reference to the
Registrant's filing under Rule 497(e) with the SEC on October 8, 1997 as Accession #000908737-97-000376


         Part B: The Statement of Additional Information dated May 1, 1997 is incorporated by reference to to Post-Effective Amendment No. 17 as filed with the SEC on May 1, 1997 as Accession #0000908737-97-000174. The Statement of Additional Information dated October 8, 1997 is incorporated by reference to the Registrant's filing under Rule 497(e) with the SEC on October 8, 1997 as Accession #000908737-97-000376

This filing is done for the purpose of fulfilling the Trust's undertaking to file a post-effective amendment using financial statements for its Enhanced Index Portfolio within four to six months from the effective date of the Portfolio and does not relate to other series of the Trust.

                              ENDEAVOR SERIES TRUST
                      Supplement dated October 28, 1997 to
               Prospectuses dated May 1, 1997 and October 8, 1997

The table of "Financial Highlights" below supplements information contained in the Prospectuses, dated May 1, 1997 and October 8, 1997, and sets forth certain financial information regarding the operations of Enhanced Index Portfolio for the period from May 2, 1997 (commencement of operations) to September 30, 1997.

For a Portfolio share outstanding throughout the period

                                                                      Enhanced Index Portfolio

                                                                             Period Ended
                                                                          September 30, 1997*
                                                                              (Unaudited)

Operating performance:
Net asset value, beginning of period...................................         $10.00
                                                                                ------
Net investment income#.................................................           0.02
Net realized and unrealized gain on investments........................           1.99
                                                                               -------
Net increase in net assets resulting from investment operations........           2.01
                                                                               -------
Net asset value, end of period.........................................         $12.01
                                                                                ======
Total return++.........................................................          20.10%
                                                                               ========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...................................          $12,415
Ratio of net investment income to average net assets...................           0.67%+
Ratio of operating expenses to average net assets**....................            1.29%+
Portfolio turnover rate................................................               1%
Average commission rate (per share of security)(a).....................          $0.0300

 .........
*    The Portfolio commenced operations on May 2, 1997.
**   Annualized   operating  expense  ratio  before  reimbursement  of  fees  by investment manager for the period ended September 30, 1997 was 1.53%.
+    Annualized
++   Total return represents aggregate total return for the period indicated.
#    Net  investment  income  before  reimbursement  of expenses  by  investment manager for the period ended September 30, 1997 was $0.01.
(a) Average  commission rate paid per share of securities  purchased and sold by the Portfolio.

                              ENDEAVOR SERIES TRUST

                                       Supplement  dated  October  28,  1997  to
                    Statements of Additional Information dated May 1, 1997 and October 8, 1997


The following unaudited financial statements relating to the Trust's Enhanced Index Portfolio supplement the Trust's Statements of Additional Information, dated May 1, 1997 and October 8, 1997.




Portfolio of Investments
Endeavor Series Trust
Enhanced Index Portfolio
September 30, 1997  (Unaudited)

                                                                    Value
  Shares                                                           (Note 1)
  ------                                                           --------
COMMON STOCK - 93.68%
                 Technology - 14.5%
      107        Adobe Systems, Inc.+ ......................        $   5,390
      157        Advanced Micro Devices, Inc. ..............            5,112
      587        Bay Networks, Inc.+ .......................           22,673
      440        Cabletron Systems, Inc.+ ..................           14,080
       26        Choicepoint, Inc. .........................              972
    1,840        Cisco Systems, Inc.+ ......................          134,435
    1,027        Compaq Computer Corporation+ ..............           76,768
    1,015        Computer Associates International, Inc.+ ..           72,890
      524        Dell Computer Corporation+ ................           50,762
       81        Electronic Arts Inc.+ .....................            3,129
    1,363        Electronic Data Systems Corporation .......           48,386
      688        EMC Corporation+ ..........................           40,162
    1,238        First Data Corporation ....................           46,502
      356        Gateway 2000, Inc.+ .......................           11,192
    4,088        Intel Corporation .........................          377,374
    2,740        International Business Machines Corporation          290,269
      100        Lucent Technologies .......................            8,138
    1,490        Microsoft Corporation+ ....................          197,146
    1,642        Motorola, Inc. ............................          118,019
      406        National Semiconductor Inc.+ ..............           16,646
    2,735        Oracle Corporation+ .......................           99,657
      369        Quantum Corporation+ ......................           14,137
       70        Read-Rite Corporation+ ....................            1,715
      264        Silicon Graphics, Inc.+ ...................            6,930
    1,029        Sun Microsystems Inc.+ ....................           48,170
      213        Sybase, Inc. ..............................            3,834
      535        Texas Instruments, Inc. ...................           72,292
      196        Xilinx, Inc. ..............................            9,923
                                                                    ---------
                                                                    1,796,703
                                                                    ---------


                 Financial Services - 12.2%
      139        A.G. Edwards Inc. .........................            7,141
      159        Ahmanson (H.F.) & Company .................            9,033
      135        Amsouth Bancorporation ....................            6,539
      121        Associates First Capital Corporation ......            7,532
    1,142        Banc One Corporation ......................           63,738
    1,240        Bankamerica Corporation ...................           90,908

                       See Notes to Financial Statements.

Endeavor Series Trust
Enhanced Index Portfolio
September 30, 1997 (Unaudited)

                                                                                               Value
                                                                                             (Note 1)
                                                                                              ------
Shares
------
COMMON STOCK - (Continued)
                  Financial Services - Continued
       205        BankBoston Corporation.................................................     $18,130
       166        Bankers Trust N.Y. Corporation........................................       20,335
       785        Barnett Banks of Florida, Inc..........................................      55,539
       107        BB&T Corporation.......................................................       5,718
       236        Bear Stearns Companies, Inc............................................      10,384
       115        Beneficial Corporation.................................................       8,762
        45        CCB Financial Corporation..............................................       3,628
        58        Central Fidelity Banks, Inc............................................       2,566
       100        Charter One Financial, Inc.............................................       5,913
       917        Chase Manhattan Corporation............................................     108,206
       920        Citicorp...............................................................     123,223
       105        Comerica, Inc..........................................................       8,288
        60        Commerce Bancshares, Inc. .............................................       3,532
       105        Compass Bancshares, Inc................................................       4,082
        88        ContiFinancial Corporation+............................................       2,860
       294        Corestate Financial Corporation........................................      19,459
       240        Crestar Financial Corporation..........................................      11,250
        43        Deposit Guaranty Corporation...........................................       1,432
     1,504        Federal Home Loan Mortgage Corporation.................................      53,016
     2,298        Federal National Mortgage Association..................................     108,006
        55        Finova Group, Inc......................................................       5,204
       148        First America Bankcorp.................................................       7,946
        58        First American Corporation.............................................       2,835
       594        First Chicago Corporation NBD .........................................      44,698
        63        First Commerce Corporation.............................................       3,536
        59        First Commercial Corporation...........................................       2,832
        13        First Empire State Corporation.........................................       5,395
       121        First Tennessee National Corporation...................................       6,897
       576        First Union Corporation................................................      28,836
        48        First Virginia Banks Inc...............................................       2,280
       313        Firstar Corporation....................................................      11,346
       589        Fleet Financial Group, Inc.............................................      38,616
       123        Golden West Financial Corporation......................................      11,039
        87        Greenpoint Financial Corporation.......................................       5,514
       260        Hibernia Corporation, Class A..........................................       4,420
       231        Household International, Inc...........................................      26,146
       160        Huntington Bancshares, Inc.............................................       5,770
       181        Keycorp New............................................................      11,516


                      See Notes to Financial Statements.

Endeavor Series Trust
Enhanced Index Portfolio
September 30, 1997  (Unaudited)

                                                                                   Value
Shares                                                                           (Note 1)
------                                                                           --------
COMMON STOCK - (Continued)
                   Financial Services - Continued
         99        Lehman Brothers Holdings, Inc................                  $5,309
        125        Marshall & Ilsley Corporation................                   6,328
         75        Mercantile Bankshares Corporation............                   5,709
      1,149        Morgan Stanley/Dean Witter Discover .........                  62,118
      1,115        NationsBank Corporation......................                  68,991
        133        North Fork Bancorporation, Inc...............                   3,857
         47        Old Kent Financial  Corporation..............                   3,032
         87        Pacific Century Financial....................                   4,693
        184        Paine Webber Group, Inc......................                   8,568
        462        PNC Bank Corporation.........................                  22,551
         89        Provident Financial Group, Inc...............                   4,211
        192        Providian Financial Corporation..............                   7,620
        128        Regions Financial Corporation................                   4,704
        119        Republic NY Corporation......................                  13,521
        168        Salomon Inc..................................                  12,632
        731        Signet Banking Corporation...................                  39,657
        216        Southtrust Corporation.......................                  10,638
        154        Sovereign Bancorp, Inc.......................                   2,695
        186        Star Banc Corporation........................                   8,544
        144        Summit Bankcorp..............................                   6,399
        100        TCF Financial Corporation....................                   5,844
        110        The Money Store Inc..........................                   3,135
      1,460        Travelers, Inc...............................                  99,645
        109        Union Planters Corporation...................                   6,090
        264        US Bancorp...................................                  25,476
         41        Valley National Bancorp......................                   1,299
         15        Wachovia Corporation.........................                   1,080
        103        Washington Federal, Inc......................                   3,051
        542        Washington Mutual, Inc.......................                  37,805
        157        Wells Fargo & Company........................                  43,175
         68        Wilmington Trust Corporation.................                   3,715
                                                                            -------------
                                                                               1,516,138
                                                                            =============
                   Consumer Staples - 10.6%
      1,307        Anheuser-Busch Companies Inc.................                  58,978
        352        Avon Products Inc............................                  21,824
      2,693        Coca-Cola Company............................                 164,105



                      See Notes to Financial Statements.

Endeavor Series Trust
Enhanced Index Portfolio
September 30, 1997  (Unaudited)

                                                                                             Value
Shares                                                                                     (Note 1)
------                                                                                     --------
COMMON STOCK - (Continued)
                  Consumer Staples - Continued
       175        CPC International, Inc...........................................          $16,209
       425        General Mills Inc................................................           29,298
     1,488        Gillette Company.................................................          128,433
       976        H.J. Heinz Company...............................................           45,079
       150        Hershey Foods Corporation........................................            8,475
       134        International Flavors & Fragrances, Inc..........................            6,566
     1,097        Kellogg Company..................................................           46,211
     1,480        Kimberly-Clark Corporation.......................................           72,428
       131        Nabisco Holdings Corporation, Class A............................            5,576
     2,857        PepsiCo, Inc.....................................................          115,887
     3,965        Philip Morris Companies Inc......................................          164,795
     3,601        Proctor & Gamble Company.........................................          248,694
       283        Ralston-Ralston Purina Group ....................................           25,046
     1,278        Sara Lee Corporation.............................................           65,817
       425        Unilever, NV ADR.................................................           90,366
                                                                                         ------------
                                                                                           1,313,787
                                                                                         ============

                  Energy - 9.3%
       145        Amerada Hess Corporation.........................................            8,945
       739        Amoco Corporation................................................           71,221
       118        Anadarko Petroleum Corporation...................................            8,474
       148        Ashland Inc......................................................            8,047
       635        Atlantic Richfield Company.......................................           54,253
       257        Baker Hughes, Inc................................................           11,244
       195        Burlington Resources Inc.........................................           10,006
     1,386        Chevron Corporation..............................................          115,298
        80        Cooper Cameron Corporation+......................................            5,745
       139        Diamond Offshore Drilling, Inc.+.................................            7,671
     5,100        Exxon Corporation................................................          326,719
        72        Input/Output, Inc................................................            2,133
     1,663        Mobil Corporation................................................          123,062
       261        Noble Drilling Corporation+......................................            8,417
       516        Occidental Petroleum Corporation.................................           13,384
       412        Phillips Petroleum Company.......................................           21,270
        52        Pogo Producing Company...........................................            2,272
     4,347        Royal Dutch Petroleum Company, ADR...............................          241,259


                      See Notes to Financial Statements.

Endeavor Series Trust
Enhanced Index Portfolio
September 30, 1997  (Unaudited)


                                                                                         Value
                                                                                        (Note 1)
Shares                                                                                  --------
------
COMMON STOCK - (Continued)
                    Energy - Continued
          80        Smith International, Inc................................                   $6,215
       1,118        Texaco, Inc.............................................                   68,687
         330        Tosco Corporation.......................................                   11,488
         391        Unocal Corporation......................................                   16,911
         102        Valero Energy Corporation...............................                    3,347
          84        Western Atlas, Inc......................................                    7,392
                                                                                      ----------------
                                                                                            1,153,460
                                                                                      ----------------


                    Multi-Industry - 9.2%
       2,565        Allied Signal, Inc......................................                  109,013
       3,987        Boeing Company..........................................                  217,042
         391        Browning-Ferris Industries, Inc.........................                   14,882
         156        Coltec Industries, Inc.+................................                    3,373
         713        Eastman Kodak Company...................................                   46,300
         287        Fruit of the Loom, Inc., Class A +......................                    8,072
       3,647        General Electric Company................................                  248,224
       1,235        General Motors Corporation, Class H.....................                   81,664
         361        Harris Corporation......................................                   16,516
         406        Honeywell Inc...........................................                   27,278
         537        ITT Industries, Inc. ...................................                   17,822
         329        Johnson Controls, Inc...................................                   16,306
         282        Minnesota Mining & Manufacturing Company................                   26,085
          90        Raychem Corporation.....................................                    7,605
         434        Raytheon Company........................................                   25,660
         111        Sensormatic Electronics Corporation.....................                    1,568
         153        Symbol Technologies, Inc................................                    6,722
         555        Tenneco Inc., New.......................................                   26,571
         981        Tyco International, Ltd., New...........................                   80,503
         121        Unifi Inc...............................................                    4,953
       1,784        Waste Management Inc., New..............................                   62,329
         185        Wheelabrator Technologies, Inc..........................                    2,960
       1,146        Xerox Corporation.......................................                   96,479
                                                                                      ----------------
                                                                                            1,147,927
                                                                                      ----------------

                       See Notes to Financial Statements.

Endeavor Series Trust
Enhanced Index Portfolio
September 30, 1997  (Unaudited)

                                                                                            Value
                                                                                           (Note 1)
  Shares                                                                                    ------
  ------
COMMON STOCK - (Continued)
               Drugs - 7.0%
      259      ALZA Corporation+................................................              $7,511
    1,531      American Home Products Corporation...............................             111,763
    3,210      Bristol-Myers Squibb Company.....................................             265,628
      134      Forest Laboratories, Inc.+.......................................               5,645
      181      Johnson & Johnson, Inc...........................................              10,430
      755      Merck & Company, Inc.............................................              75,453
    2,437      Pfizer Inc.......................................................             146,372
    2,405      Schering-Plough Corporation......................................             123,858
      893      Warner-Lambert Company...........................................             120,499
      133      Watson Pharmaceuticals...........................................               7,947
                                                                                     ----------------
                                                                                             875,106
                                                                                     ----------------


               Telephone - 6.0%
      328      360 Communications Company+......................................               6,847
      801      Airtouch Communications, Inc.+...................................              28,385
      770      AT&T  Corporation................................................              34,121
    1,575      Bell Atlantic Corporation........................................             126,689
    1,202      BellSouth Corporation............................................              55,593
      274      Frontier Corporation.............................................               6,302
    3,063      GTE Corporation..................................................             138,984
    1,314      MCI Communications Corporation...................................              38,599
    2,259      SBC Communications, Inc..........................................             138,646
    1,379      Sprint Corporation...............................................              68,950
    2,889      WorldCom Inc.....................................................             102,198
                                                                                     ----------------
                                                                                             745,314
                                                                                     ----------------


               Basic Industry - 5.0%
      146      Air Products and Chemicals Inc...................................              12,109
      105      Albemarble Corporation...........................................               2,625
      759      Alcan Aluminum Ltd. .............................................              26,375
      478      Allegheny Teledyne Inc...........................................              13,683
      581      Aluminum Company of America......................................              47,642

                       See Notes to Financial Statements.

Endeavor Series Trust
Enhanced Index Portfolio
September 30, 1997  (Unaudited)

                                                                                               Value
  Shares                                                                                      (Note 1)
  ------                                                                                      --------
COMMON STOCK - (Continued)
               Basic Industry - Continued
      166      ARCO Chemical Company..........................................                   $7,553
      224      Bethlehem Steel Corporation....................................                    2,310
      230      Boise Cascade Corporation......................................                    9,674
      167      Bowater, Inc...................................................                    8,517
      396      Champion International Corporation.............................                   24,131
      139      Crompton & Knowles Corporation.................................                    3,692
       99      Cytec Industries Inc.+.........................................                    4,740
      501      Dow Chemical Company...........................................                   45,434
    2,481      du Pont (E.I.) de Nemours & Company............................                  152,737
      252      Fort James Corporation.........................................                   11,545
      435      Freeport McMoRan Copper & Gold Inc., Class A...................                   11,990
      447      Inco, Ltd......................................................                   11,203
      412      Louisiana-Pacific Corporation..................................                   10,300
       59      Lubrizol Corporation...........................................                    2,478
      166      Lyondell Petrochemical Company.................................                    4,347
      216      Mead Corporation...............................................                   15,606
    1,152      Monsanto Company...............................................                   44,928
      203      Nucor Corporation..............................................                   10,696
      143      Phelps Dodge Corporation.......................................                   11,100
      126      Pioneer Hi-Bred International, Inc.............................                   11,466
       86      PPG Industries, Inc............................................                    5,391
      268      Praxair, Inc...................................................                   13,718
      156      Reynolds Metals Company........................................                   11,047
       95      Rohm & Haas Company............................................                    9,114
      260      Solutia, Inc...................................................                    5,200
      229      Temple-Inland, Inc.............................................                   14,656
      192      USG Corporation................................................                    9,204
       82      Ucar International, Inc........................................                    3,916
       23      Union Camp Corporation.........................................                    1,419
      276      Union Carbide Corporation......................................                   13,438
      317      Weyerhauser Company............................................                   18,822
      154      Worthington Industries, Inc....................................                    3,119
                                                                                      ------------------
                                                                                                615,925
                                                                                      ------------------

               Services - 4.9%
      520      Comcast Corporation, Class A...................................                   13,390
      428      Donnelley (R.R.) & Sons Company................................                   15,274
      267      Equifax, Inc.+.................................................                    8,394

                       See Notes to Financial Statements.

Endeavor Series Trust
Enhanced Index Portfolio
September 30, 1997  (Unaudited)

                                                                                         Value
                                                                                        (Note 1)
                                                                                        --------
Shares
------
COMMON STOCK - (Continued)
               Services - Continued
      254      Extended Stay America, Inc.+........................................        $3,810
      289      Harrah's Entertainment, Inc.+.......................................         6,484
      690      Hilton Hotels Corporation...........................................        23,244
      196      International Game Technology Inc...................................         4,459
      318      ITT Corporation, New+...............................................        21,545
    2,011      McDonald's Corporation..............................................        95,774
      154      MGM Grand, Inc.+....................................................         6,689
      487      Mirage Resorts, Inc.+...............................................        14,671
    1,057      Seagram Company Ltd.................................................        37,259
      735      Service Corporation International...................................        23,658
    2,015      Tele Communications Inc., New,  Class A+............................        41,308
    1,507      Time Warner Inc.....................................................        81,661
    1,772      US West Inc.........................................................        39,538
    1,019      Viacom Inc., Class B................................................        32,226
    1,711      Walt Disney Productions.............................................       137,949
                                                                                     -------------
                                                                                          607,333
                                                                                     -------------

               Retail - 4.7%
      608      Albertson's, Inc....................................................        21,204
      374      Autozone, Inc.+.....................................................        11,220
      270      Circuit City Stores, Inc. +.........................................        10,884
      320      Corporate Express, Inc..............................................         6,760
      100      Dayton Hudson Corporation...........................................         5,994
      264      Dillards, Inc - Class A Shares......................................        11,566
      518      Federated Department Stores, Inc.+..................................        22,339
      327      Gap Stores, Inc.....................................................        16,370
      200      General Nutrition Companies, Inc.+..................................         5,825
    1,356      Home Depot, Inc.....................................................        70,682
      303      J.C. Penney Company, Inc............................................        17,650
      743      K Mart Corporation..................................................        10,402
      697      Kroger Company......................................................        21,041
      308      Limited Inc.........................................................         7,527
      432      Lowe's Companies, Inc...............................................        16,794
      294      May Department Stores Company.......................................        16,023
       98      Nine West Group, Inc.+..............................................         3,853
      168      Safeway, Inc........................................................         9,135
    1,073      Sears Roebuck & Company.............................................        61,094
      351      TJX Companies Inc New...............................................        10,727
      706      Toys R Us Inc.......................................................        25,063
    5,575      Wal-Mart Stores Inc.................................................       204,184
                                                                                     -------------
                                                                                          586,337
                                                                                     -------------

                       See Notes to Financial Statements.

Endeavor Series Trust
Enhanced Index Portfolio
September 30, 1997  (Unaudited)

                                                                                              Value
Shares                                                                                       (Note 1)
COMMON STOCK - (Continued)                                                                   --------
               Insurance - 3.8%
       46      Aegon N.V., ADR.................................................                $3,666
      842      Allstate Corporation............................................                67,676
      461      American General Corporation....................................                23,914
    1,659      American International Group....................................               171,188
       85      CIGNA Corporation+..............................................                15,831
       97      Fremont General Corporation.....................................                 4,632
       93      General Re Corporation..........................................                18,460
      344      Hartford Financial Services.....................................                29,606
      176      Lincoln National Corporation....................................                12,254
      498      Marsh & McLennan Companies, Inc.................................                38,159
      132      MBIA, Inc.......................................................                16,558
       46      Mercury General Corporation.....................................                 4,025
       65      Ohio Casualty Corporation.......................................                 3,014
       94      The PMI Group Inc...............................................                 5,387
      171      Safeco Corporation..............................................                 9,063
      186      St. Paul Companies, Inc.........................................                15,171
      131      Transamerica Corporation........................................                13,035
      413      UNUM Corporation................................................                18,843
                                                                                    ------------------
                                                                                              470,482
                                                                                    ------------------



               Health Services - 3.7%
      729      Aetna Inc.......................................................                59,368
      340      Bausch & Lomb Inc...............................................                13,770
      316      Biomet, Inc.....................................................                 7,584
    1,206      Boston Scientific Corporation+..................................                66,556
      162      C.R. Bard, Inc..................................................                 5,498
    3,678      Columbia/HCA Healthcare Corporation.............................               105,742
      271      Health Care & Retirement Corporation+...........................                10,078
      946      Health Management Associates, Inc.+.............................                29,917
    1,017      Humana, Inc.+...................................................                24,217
      272      Perkin-Elmer Corporation+.......................................                19,873
    1,891      Tenet Healthcare Corporation+...................................                55,075
    1,165      United Healthcare Corporation...................................                58,250
                                                                                    ------------------
                                                                                              455,928
                                                                                    ------------------

                       See Notes to Financial Statements.

Endeavor Series Trust
Enhanced Index Portfolio
September 30, 1997  (Unaudited)

                                                                                                  Value
                                                                                                 (Note 1)
Shares                                                                                            ------
------
COMMON STOCK - (Continued)
                 Cyclical - 3.5%
        396      Black & Decker Corporation...........................................            $14,751
      2,122      Chrysler Corporation.................................................             78,116
        141      Cooper Tire & Rubber Company.........................................              3,745
        263      Echlin, Inc..........................................................              9,221
      2,047      Ford Motor Company...................................................             92,627
        755      Genuine Parts Company................................................             23,263
        658      Goodyear Tire & Rubber Company+......................................             45,237
        473      Hasbro, Inc..........................................................             13,303
        207      Lear Corporation+....................................................             10,195
        306      Leggett & Platt, Inc.................................................             13,636
      1,299      Mattel, Inc..........................................................             43,029
        593      Nike, Inc- Class B Shares............................................             31,429
        223      Owens Corning Inc.+..................................................              8,140
        252      Reebok International, Ltd............................................             12,269
        550      Rubbermaid, Inc......................................................             14,059
        310      Whirlpool Corporation................................................             20,557
                                                                                          ----------------
                                                                                                  433,577
                                                                                          ----------------



                 Utilities - 2.9%
        119      Allegheny Energy, Inc................................................              3,600
        196      American Electric Power Company, Inc.................................              8,918
        160      American Water Works, Inc ...........................................              3,540
        360      Baltimore Gas & Electric Company.....................................              9,990
        517      Central and Southwest Corporation....................................             11,471
        325      CINergy Corporation..................................................             10,867
        234      CMS Energy Corporation...............................................              8,658
        261      Consolidated Edison Company of New York, Inc.........................              8,874
        419      Dominion Resources Inc...............................................             15,870
        190      DTE Energy Company...................................................              5,783
        950      Duke Energy Corporation .............................................             46,966
        751      Enron Corporation....................................................             28,913
        637      Entergy Corporation New..............................................             16,602
        173      GPU, Inc.............................................................              6,206
        718      Houston Industries, Inc..............................................             15,616
        152      Illinova Corporation.................................................              3,278


                      See Notes to Financial Statements.

Endeavor Series Trust
Enhanced Index Portfolio
September 30, 1997  (Unaudited)

                                                                                                 Value
Shares                                                                                          (Note 1)
------                                                                                          --------
COMMON STOCK - (Continued)
                Utilities - Continued
       134      Kansas City Power & Light Company....................................             $3,936
       158      New England Electric Systems.........................................              6,202
       166      Northeast Utilities..................................................              1,598
       195      Northern States Power Company........................................              9,701
       218      Peco Energy Company..................................................              5,109
       165      PG&E Corporation.....................................................              3,826
       118      Pinnacle West Capital Corporation....................................              3,968
       289      Potomac Electric Power Company.......................................              6,575
       159      P P & L Resources, Inc...............................................              3,478
       485      Public Service Enterprise Group, Inc.................................             12,489
     1,810      Southern Company.....................................................             40,838
       293      Teco Energy, Inc.....................................................              7,179
       503      Texas Utilities Company..............................................             18,108
       527      Unicom Corporation...................................................             12,319
       270      Union Electric Company...............................................             10,378
       275      Wisconsin Energy Corporation.........................................              7,150
                                                                                         ----------------
                                                                                                 358,006
                                                                                         ----------------



                Capital Goods - 1.7%
        68      Aeroquip-Vickers Inc.................................................              3,332
     1,002      Caterpillar Inc......................................................             54,045
       339      Cooper Industries Inc. ..............................................             18,327
        42      Cummins Engine Inc...................................................              3,279
       211      Eaton Corporation....................................................             19,491
     1,229      Emerson Electric Company.............................................             70,821
       224      Fluor Corporation....................................................             12,012
       111      Foster Wheeler Corporation...........................................              4,877
       137      General Signal Corporation...........................................              5,925
       137      Harnischfeger Industries Inc.........................................              5,857
       165      Ingersoll-Rand Company...............................................              7,105
       133      W.W. Grainger Inc....................................................             11,837
                                                                                         ----------------
                                                                                                 216,908
                                                                                         ----------------



                Transportation - 1.2%
       146      AMR Corporation+.....................................................             16,160
       325      Burlington Northern Santa Fe.........................................             31,403
        38      CNF Transportation, Inc..............................................              1,655

                      See Notes to Financial Statements.

Endeavor Series Trust
Enhanced Index Portfolio
September 30, 1997  (Unaudited)                                         Value
                                                                       (Note 1)
                                                                       --------


  Shares
  ------
COMMON STOCK - (Continued)
                     Transportation - Continued
            455      CSX Corporation...........................................                            $26,616
            121      Illinois Central Corporation..............................                              4,447
            247      Norfolk Southern Corporation..............................                             25,503
            132      Ryder System, Inc.........................................                              4,744
            287      Southwest Airlines Company................................                              9,166
            516      Union Pacific Corporation.................................                             32,315
             91      Wisconsin Central Transportation Corporation..............                              2,895
                                                                                                 ------------------
                                                                                                           154,904
                                                                                                 ------------------


                     Total Common Stock
                      (Cost $11,527,750).......................................                         12,447,835
                                                                                                 ------------------

 Principal
 Amount
 ------
U.S. GOVERNMENT TREASURY - 6.8% (Cost $840,182)
       $845,000      U.S. Treasury Bill,
                        4.774%# due 11/13/1997.................................                            840,182
                                                                                                 ------------------

TOTAL INVESTMENTS (Cost $12,367,932*)..........................................         107.0 %         13,288,017
OTHER ASSETS AND LIABILITIES (Net).............................................          (7.0)            (873,435)
                                                                               ---------------   ------------------
NET ASSETS.....................................................................         100.0 %        $12,414,582
                                                                               ===============   ==================

*    Aggregate cost for federal tax purposes.
+    Non-income producing security.
#    Rate represents annualized yield at date of purchase.


Abbreviation:
ADR -  American Depositary Receipt

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ENDEAVOR ENHANCED INDEX PORTFOLIO
Statement of Assets and Liabilities
September 30, 1997 (Unaudited)
------------------------------------------------------


ASSETS:
Investments, at value (Note 1)
   See accompanying schedule............................                                   $      13,288,017
Cash....................                                                                               3,678
Receivable for Portfolio shares sold....................                                               9,765
Dividends receivable....................................                                              13,032
Receivable from investment manager (Note 2).............                                               6,550
Unamortized organization costs (Note 5).........                                                      22,917
                                                                                            -----------------
   Total Assets......................                                                             13,343,959

LIABILITIES:
Payable for investment securities purchased.............                $      727,969
Payable for Portfolio shares redeemed...................                       160,120
Organization costs payable (Note 5).....................                        25,000
Investment management fee payable (Note 2)..............                         6,374
Custodian fees payable (Note 2)........................                          5,681
Accrued Trustees' fees and expenses (Note 2)............                           124
Transfer agent fees payable .........................                               75
Accrued expenses and other payables.....................                         4,034
                                                                         --------------

   Total Liabilities....................................                                             929,377
                                                                                            -----------------

NET ASSETS..............................                                                   $      12,414,582
                                                                                            =================


Investments, at Identified Cost ........................                                   $      12,367,932
                                                                                            =================

                       See Notes to Financial Statements.

ENDEAVOR ENHANCED INDEX PORTFOLIO
Statement of Assets and Liabilities (Continued)
September 30, 1997 (Unaudited)

NET ASSETS consist of:
Undistributed net investment income................................................     $              18,407
Accumulated net realized gain on investments sold..................................                     8,153
Net unrealized appreciation of investments.........................................                   920,085
Paid-in capital....................................................................                11,467,937
                                                                                         ---------------------
   Total Net Assets................................................................     $          12,414,582
                                                                                         =====================

NET ASSET VALUE, offering price and redemption price per share of
   beneficial interest outstanding ................................................     $               12.01
                                                                                         =====================
Number of Portfolio shares outstanding ............................................                 1,033,631
                                                                                         =====================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
ENDEAVOR ENHANCED INDEX PORTFOLIO
Statement of Operations
For the Period Ended September 30, 1997 (Unaudited)*
---------------------------------------------------

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $150).........................                           $        45,782
Interest ....................................................................                                     8,244
                                                                                                         ---------------
   Total Investment Income...................................................                                    54,026

EXPENSES:
Investment management fee (Note 2)...........................................        $        20,728
Custodian fees (Note 2)......................................................                 11,784
Amortization of organization costs (Note 5)..................................                  2,083
Legal and audit fees.........................................................                  1,703
Transfer agent fees .........................................................                    375
Trustees' fees and expenses (Note 2).........................................                    214
Other........................................................................                  5,282
                                                                                      ---------------
   Subtotal .................................................................                 42,169
Reimbursement from investment manager (Note 2)...............................                 (6,550)
                                                                                      ===============
   Total Expenses............................................................                                    35,619
                                                                                                         ---------------
NET INVESTMENT INCOME........................................................                                    18,407
                                                                                                         ===============
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   (Notes 1 and 3):
Net realized gain on securities .............................................                                     8,153
Net change in unrealized appreciation/(depreciation) of securities ..........                                   920,085
                                                                                                         ===============
Net realized and unrealized gain on investments during the period ...........                                   928,238
                                                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS................................................................                           $       946,645
                                                                                                         ===============

-----------------------
*  The Portfolio commenced operations on May 2, 1997.

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
ENDEAVOR ENHANCED INDEX PORTFOLIO
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               Period
                                                                                Ended
                                                                              09/30/97*
                                                                             (Unaudited)
                                                                           --------------
Net investment income ...............................................        $    18,407
Net realized gain on securities .....................................              8,153
Net unrealized appreciation/(depreciation) of securities ............            920,085
                                                                             -----------

Net increase in net assets resulting from operations ................            946,645
Net increase in net assets from Portfolio share
  transactions (Note 4)..............................................         11,467,937
                                                                             -----------

Net increase in net assets ..........................................         12,414,582
NET ASSETS:
Beginning of period .................................................                  0
                                                                             -----------

End of period .......................................................        $12,414,582
                                                                             ===========

Undistributed net investment income .................................        $    18,407
                                                                             ===========

=======================
 * The Portfolio commenced operations on May 2, 1997.



                       See Notes to Financial Statements.

ENDEAVOR ENHANCED INDEX PORTFOLIO
Financial Highlights
For a Portfolio share outstanding throughout the period.

                                                                            Period
                                                                             Ended
                                                                           09/30/97*
                                                                          (Unaudited)
                                                                        --------------
Operating performance:
Net asset value, beginning of period...............................             $10.00
                                                                        --------------
Net investment income #............................................               0.02
Net realized and unrealized gain on investments....................               1.99
                                                                        --------------
Net increase in net assets resulting from investment operations....               2.01
                                                                        --------------
Net asset value, end of period.....................................             $12.01
                                                                        ==============
Total return ++....................................................              20.10%
                                                                        ==============

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...............................            $12,415
Ratio of net investment income to average net assets...............               0.67%+
Ratio of operating expenses to average net assets **...............               1.29%+
Portfolio turnover rate............................................                  1%
Average commission rate (per share of security)(a) ................            $0.0300

--------------------------------------------
 *   The Portfolio commenced operations on May 2, 1997.
 ** Annualized operating expense ratio before reimbursement of fees by investment manager for the period ended September 30, 1997 was 1.53%.
 +   Annualized.
++   Total return represents aggregate total return for the period indicated.
# Net investment income before reimbursement of expenses by investment manager for the period ended September 30, 1997 was $0.01.
(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.


                       See Notes to Financial Statements.

ENDEAVOR SERIES TRUST
ENHANCED INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

   Endeavor Series Trust (the "Fund") was organized as a Massachusetts business trust on November 19, 1988 under the laws of the Commonwealth of Massachusetts. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. As of the date of these financial statements, the Fund offers ten managed investment portfolios. The information presented in these financial statements pertains only to the Enhanced Index Portfolio (the "Portfolio"). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

   Generally, the Portfolio's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees. Portfolio securities for which the primary market is on a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the most recently quoted bid price provided by the principal market makers. In the case of any securities which are not actively traded, these investments are stated at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

   Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

   Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

ENDEAVOR SERIES TRUST
ENHANCED INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)



Forward Foreign Currency Contracts:

   The Enhanced Index Portfolio may engage in forward foreign currency exchange contracts. The Portfolio engages in forward foreign currency exchange transactions to protect against changes in future exchange rates. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY:

   The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities, and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/ (depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

   Dividends from net investment income of the Portfolio are declared and paid at least annually. All net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Portfolio, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

ENDEAVOR SERIES TRUST
ENHANCED INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)


Federal Income Taxes:

   The Fund intends that the Portfolio qualify annually as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

2. INVESTMENT MANAGEMENT FEE, ADMINISTRATIVE FEE, INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

   The Fund is managed by Endeavor Investment Advisers (the "Investment Manager") pursuant to a management agreement. The Investment Manager is a general partnership of which Endeavor Management Co. is the managing partner. The Investment Manager is responsible for providing investment management and administrative services to the Fund, including selecting the investment adviser (the "Adviser") for the Fund's Portfolio. As compensation for these services, the Portfolio pays the Investment Manager a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets.

   From the investment management fees, the Investment Manager pays the expenses of providing investment advisory services to the Portfolio, including the fees of the Adviser of the Portfolio. The Investment Manager also pays the fees and expenses of First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation. Investor Services Group assists the Investment Manager in the performance of its administrative responsibilities to the Portfolio. As compensation for these services, the Investment Manager pays Investor Services Group a fee of $650,000 per annum on aggregate net assets of the ten existing Portfolios up to $1 billion; on aggregate net assets of the ten existing
Portfolios exceeding $1 billion, Investor Services Group shall receive an additional fee of 0.01% of such net assets in excess of $1 billion.

   J.P. Morgan Investment Management Inc.("Morgan"), a wholly-owned subsidiary of J.P. Morgan and Co. Incorporated serves as the Adviser to the Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Morgan a monthly fee at the annual rate of 0.35% of the average daily net assets of the Portfolio.

   From time to time the Investment Manager may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. The Investment Manager has voluntarily undertaken to waive a portion of its fees and/or to bear certain expenses so that total expenses of the Portfolio do not exceed 1.30% of the Portfolio's average daily net assets. For the five month period ended
September 30, 1997, the Investment Manager waived fees and/or reimbursed expenses in the amount of $6,550.

   Boston Safe Deposit and Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Fund's custodian. Investor Services Group serves as the Fund's transfer agent.

ENDEAVOR SERIES TRUST
ENHANCED INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)




   For the five month period ended September 30, 1997, the Portfolio incurred total brokerage commissions of $5,306.

   No director, officer or employee of the Investment Manager, Endeavor Management Co., the Adviser or Investor Services Group received any compensation from the Portfolio for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not a director, officer or employee of the Investment Manager, Endeavor Management Co., any Adviser, Investor Services Group or any of their affiliates $7,500 per annum plus $500 per regularly scheduled meeting attended and reimburses them for travel and out-of-pocket expenses. Each series of the Fund, including the Portfolio, bears its proportionate share of such fees and expenses.

3. PURCHASES AND SALES OF SECURITIES

   Purchases of securities, excluding short-term investments, for the five month period ended September 30, 1997 were $11,576,624. Purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the five month period ended September 30, 1997 were $11,425,163 and $56,924, respectively.

   At September 30, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,012,834 and $92,749, respectively.

4. SHARES OF BENEFICIAL INTEREST

   The Fund has authorized an unlimited number of shares of beneficial interest without par value. Changes in shares of beneficial interest for the Portfolio were as follows:

                                                   FIVE MONTH
                                                   PERIOD ENDED
                                                     09/30/97
                                                ---------------------
                                              SHARES              AMOUNT
                                              ------              ------
Sold...............................         1,049,295          $11,655,318
Redeemed...........................           (15,664)            (187,381)
                                            ---------          -----------
Net increase.......................         1,033,631          $11,467,937
                                            =========          ===========

ENDEAVOR SERIES TRUST
ENHANCED INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)



5. Organization Costs

   Organization costs are amortized on a straight-line basis over a period of five years from the commencement of operations of the Portfolio. In the event that any of the 10 initial shares of the Portfolio owned by a separate account of PFL Life Insurance Company are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption. The Fund bears the expense of registering and qualifying the shares of the Portfolio for distribution under Federal and state securities regulations.

ENDEAVOR SERIES TRUST
ENHANCED INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)


--------------------------------------------------------------------------------
The Financial Statements contained herein are submitted for the general information of the policyholders of The Endeavor Variable Annuity. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------





                              ENDEAVOR SERIES TRUST

                                     PART C

                                Other Information

   Item 24.       FINANCIAL STATEMENTS AND EXHIBITS

                         (a)   Financial Statements:

                               Included in Part A:

     Unaudited Financial Highlights for the TCW Money Market Portfolio, TCW Managed Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio and Opportunity Value Portfolio for the fiscal year ended December 31, 1996.

                               Unaudited Financial Highlights for the Enhanced Index Portfolio for the period from May 2, 1997 (commencement of operations) to September 30, 1997.

                               Included in Part B:

     Audited Financial Statements for the TCW Money Market Portfolio, TCW Managed Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio and Opportunity Value Portfolio for the fiscal year ended December 31, 1996 .

     The following unaudited Financial Statements for Enhanced Index Portfolio for the period ended September 30, 1997:

                               Portfolio of Investments
                               Statement of Assets and Liabilities
                               Statement of Operations
                               Statement of Changes in Net Assets
                               Notes to Financial Statements

                               Included in Part C:

                                      Consent of  Independent  Auditors is filed
herein.

                  (b) Exhibits:

                      All references are to the Registrant's registration statement on Form N-lA as filed with the SEC on March 7, 1989, File Nos. 33-27352 and 811-5780 (the "Registration Statement")

                  Exhibit No.               Description of Exhibits

     (1)(a) Agreement and Declaration of Trust is incorporated by references to Post-Effective Amendment No. 14 to the Registration Statement as filed with the SEC on April 29, 1996 ("Post-Effective Amendment No. 14").

     (1)(b)   Amendment  No.  1  to  Agreement  and   Declaration  of  Trust  is
incorporated by reference to Post-Effective Amendment No. 14.

     (1)(c)   Amendment  No.  2  to  Agreement  and   Declaration  of  Trust  is
incorporated by reference to Post-Effective Amendment No. 14.

     (1)(d)   Amendment  No.  3  to  Agreement  and   Declaration  of  Trust  is
incorporated by reference to Post-Effective Amendment No. 14.

     (1)(e)   Amendment  No.  4  to  Agreement  and   Declaration  of  Trust  is
incorporated by reference to Post-Effective Amendment No. 14

     (1)(f)   Amendment  No.  5  to  Agreement  and   Declaration  of  Trust  is
incorporated by reference to Post-Effective Amendment No. 14.

     (1)(g)   Amendment  No.  6  to  Agreement  and   Declaration  of  Trust  is
incorporated by reference to Post-Effective Amendment No. 14.

     (1)(h) Amendment No. 7 to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed with the SEC on February 14, 1997 ("Post-Effective Amendment No. 16").

          (1)(i) Amendment No. 8 to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC on July 18, 1997 ("Post-Effective Amendment No. 18").

     (2)  Amended  and  Restated   By-Laws  are  incorporated  by  reference  to
Post-Effective Amendment No. 14.

     (3)  Not Applicable.

     (4)(a) Specimen certificate for shares of beneficial interest of the Domestic Money Market Portfolio (now known as TCW Money Market Portfolio) is incorporated by reference to Post-Effective Amendment No. 14.

     (4)(b)  Deleted

     (4)(c) Specimen certificate for shares of beneficial interest of the Domestic Managed Asset Allocation Portfolio (now known as TCW Managed Asset Allocation Portfolio) is incorporated by reference to Post-Effective Amendment No. 14.

     (4)(d)  Deleted

     (4)(e) Specimen certificate for shares of beneficial interest of the Global Growth Portfolio (now known as T. Rowe Price International Stock Portfolio) is incorporated by reference to Post-Effective Amendment No. 14.

     (4)(f) Specimen certificate for shares of beneficial interest of the Quest for Value Equity Portfolio (now known as Value Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 14

     (4)(g) Specimen certificate for shares of beneficial interest of the Quest for Value Small Cap Portfolio (now known as Dreyfus Small Cap Value Portfolio) is incorporated by reference to Post-Effective Amendment No. 14.

     (4)(h) Specimen certificate for shares of beneficial interest of the U.S. Government Securities Portfolio (now known as Dreyfus U.S. Government Securities Portfolio) is incorporated by reference to Post-Effective Amendment No. 14.

     (4)(i)  Specimen  certificate  for shares of beneficial  interest of the T.
Rowe  Price   Equity   Income   Portfolio  is   incorporated   by  reference  to
Post-Effective Amendment No. 14.

     (4)(j) Specimen certificate for shares of beneficial interest of the T. Rowe Price Growth Stock Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (4)(k) Specimen certificate for shares of beneficial interest of the Opportunity Value Portfolio is incorporated by reference to Post- Effective Amendment No. 15 as filed with the SEC on August 21, 1996 ("Post-Effective Amendment No. 15").

     (4)(1) Specimen certificate for shares of beneficial interest of the Enhanced Index Portfolio is incorporated by reference to Post- Effective Amendment No. 15.

         (4)(m) Specimen certificate for shares of beneficial interest of the Montgomery Select 50 Portfolio is incorporated by reference to Post-Effective Amendment No. 18.

     (5)(a) Management Agreement dated November 23, 1992 between Registrant and Endeavor Investment Advisers is incorporated by reference to Post-Effective Amendment No. 14.

     (5)(a)(1) Supplement dated April 29, 1993 to Management Agreement between Registrant and Endeavor Investment Advisers with respect to Quest for Value Equity Portfolio and Quest for Value Small Cap Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (5)(a)(2) Supplement dated March 25, 1994 to Management Agreement between Registrant and Endeavor Investment Advisers with respect to U.S. Government Securities Portfolio is incorporated by reference to Post- Effective Amendment No. 14.

     (5)(a)(3) Supplement dated December 28, 1994 to Management Agreement between Registrant and Endeavor Investment Advisers with respect to the T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (5)(a)(4) Supplement to Management Agreement between Registrant and Endeavor Investment Advisers with respect to Opportunity Value Portfolio and Enhanced Index Portfolio is incorporated by reference to Post-Effective Amendment No. 16.

         (5)(a)(5) Form of Supplement to Management Agreement between Registrant and Endeavor Investment Advisers with respect to Montgomery Select 50 Portfolio is incorporated by reference to Post-Effective Amendment No. 18.

     (5)(b) Investment Advisory Agreement between TCW Funds Management, Inc. and Endeavor Investment Advisers with respect to the Money Market Portfolio and Managed Asset Allocation Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (5)(c) Deleted

     (5)(d) Deleted

     (5)(e) Deleted

     (5)(f) Investment Advisory Agreement between Quest for Value Advisors and Endeavor Investment Advisers with respect to Quest for Value Equity Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (5)(g)  Investment  Advisory  Agreement  between The Boston  Company  Asset
Management, Inc. and Endeavor Investment Advisers with respect to the U.S. Government Securities Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (5)(g)(1) Transfer and Assumption of Investment Advisory Agreement among The Boston Company Asset Management, Inc., The Dreyfus Corporation, Endeavor Investment Advisers and Registrant with respect to the Dreyfus U.S. Government Securities Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (5)(h) Investment Advisory Agreement between T. Rowe Price Associates, Inc. and Endeavor Investment Advisers with respect to the T. Rowe Price Equity Income Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (5)(i) Investment Advisory Agreement between T. Rowe Price Associates, Inc. and Endeavor Investment Advisers with respect to the T. Rowe Price Growth Stock Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (5)(j) Investment Advisory Agreement between Rowe Price-Fleming, International, Inc. and Endeavor Investment Advisers with respect to the Global Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (5)(k) Investment Advisory Agreement between The Dreyfus Corporation and Endeavor Investment Advisers with respect to the Dreyfus Small Cap Value Portfolio is incorporated by reference to Post-Effective Amendment No. 16.

     (5)(1)  Investment  Advisory  Agreement between OpCap Advisors and Endeavor
Investment   Advisers  with  respect  to  the  Opportunity  Value  Portfolio  is incorporated by reference to Post-Effective Amendment No. 16.

     (5)(m) Form of Investment Advisory Agreement between J.P. Morgan Investment Management Inc. and Endeavor Investment Advisers with respect to the Enhanced Index Portfolio is incorporated by reference to Post-Effective Amendment No. 15.

         (5)(n) Form of Investment Advisory Agreement between Montgomery Asset Management LLC and Endeavor Investment Advisers with respect to the Montgomery Select 50 Portfolio is incorporated by reference to Post-Effective Amendment No. 18.

     (6) Participation Agreement between Registrant, Endeavor Management Co. and PFL Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 14.

     (7) Not Applicable.

     (8)(a) Custody Agreement between Registrant and Boston Safe Deposit and Trust Company is incorporated by reference to Post-Effective Amendment No. 14.

     (8)(b) Supplement dated April 19, 1993 to Custody Agreement between Registrant and Boston Safe Deposit and Trust Company with respect to the Quest for Value Equity Portfolio and Quest for Value Small Cap Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (8)(c) Supplement dated December 30, 1994 to Custody Agreement between Registrant and Boston Safe Deposit and Trust Company with respect to the T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (8)(d) Supplement dated March 25, 1994 to Custody Agreement between Registrant and Boston Safe Deposit and Trust Company with respect to the U.S. Government Securities Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (8)(e) Supplement dated November 4, 1996 to Custody Agreement between Registrant and Boston Safe Deposit and Trust Company with respect to the Opportunity Value Portfolio and Enhanced Index Portfolio is incorporated by reference to Post-Effective Amendment No. 16.

         (8)(f) Form of Supplement to Custody Agreement between Registrant and Boston Safe Deposit and Trust Company with respect to the Montgomery Select 50 Portfolio is incorporated herein by reference to Post-Effective Amendment No. 18.

     (9)(a) Transfer Agency and Registrar Agreement between Registrant and The Shareholder Services Group, Inc. (now known as First Data Investor Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No. 14.

     (9)(b) License Agreement between Endeavor Management Co. and Registrant is incorporated by reference to Post-Effective Amendment No. 14.

     (9)(b)(1) Amendment to License Agreement between Endeavor Management Co. and Registrant is incorporated by reference to Post-Effective Amendment No. 14.

     (9)(c) Administration Agreement between Endeavor Management Co. and The Boston Company Advisors, Inc. is incorporated by reference to Post-Effective Amendment No. 14.

     (9)(c)(1) Supplement dated April 19, 1993 to Administration Agreement between Endeavor Investment Advisers and The Boston Company Advisors, Inc., with respect to the Quest for Value Equity Portfolio and Quest for Value Small Cap Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (9)(c)(2) Consent to Assignment of Administration Agreement dated May 4, 1994 between Endeavor Investment Advisers and The Boston Company Advisors, Inc. to The Shareholder Services Group, Inc. (currently known as First Data Investor Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No. 14

     (9)(c)(3) Supplement dated October 24, 1994 to Administration Agreement between Endeavor Investment Advisers and The Shareholder Services Group, Inc. (currently known as First Data Investor Services Group, Inc.) with respect to the T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (9)(c)(4) Supplement dated March 25, 1994 to Administration Agreement between Endeavor Investment Advisers and The Boston Company Advisors, Inc. with respect to the U.S. Government Securities Portfolio is incorporated by reference to Post-Effective Amendment No. 14.

     (9)(c)(5) Supplement dated July 1, 1996 to Administration Agreement between Endeavor Investment Advisors and First Data Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 16.

     (9)(c)(6) Amended and Restated Administration Agreement dated as of July 1, 1997 between Endeavor Investment Advisers and First Data Investor Services Group, Inc. to be filed by amendment.

        (9)(c)(7) Form of Amended and Restated Administration Agreement between Endeavor Investment Advisers and First Data Investor Services Group, Inc. dated July 1, 1997 is filed herein.

     (10) Not Applicable.

     (11) Consent of Independent Auditors is filed herein.

     (12) Not Applicable.

     (13) Subscription Agreement between Registrant and PFL Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 14

     (14) Not Applicable.

     (15) Not Applicable.

     (16) Not Applicable.

         (17) Financial Data Schedule is filed herein.

     (18) Not Applicable.

          (19) Powers of Attorney are incorporated by reference to Post-Effective Amendment Nos. 14, 16 and 18 and are filed herein.

Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         As of the effective date of this Post-Effective Amendment, PFL Life Insurance Company's separate accounts, PFL Endeavor Variable Annuity Account and PFL Endeavor Platinum Variable Annuity Account, and AUSA Life Insurance Company's separate account, AUSA Endeavor Variable Annuity Account, held all the outstanding shares of the Registrant. PFL Life Insurance Company, a stock life insurance company organized under the laws of the State of Iowa, and AUSA Life Insurance Company, a stock life insurance company organized under the laws of the State of New York, are each wholly-owned indirect subsidiaries of AEGON USA, Inc., an Iowa corporation. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v. of The Netherlands.

Item 26.          NUMBER OF HOLDERS OF SECURITIES

    Set forth below are the number of record holders, as October 1, 1997, of the shares of beneficial interest of the Registrant.


                                                                       Number of
                                                                       Record
                  Title of Class                                       Holders

Shares of Beneficial Interest of the
    TCW Money Market Portfolio.....................................      4

Shares of Beneficial Interest of the TCW
    Managed Asset Allocation Portfolio.............................      4

Shares of Beneficial Interest of the
    Value Equity Portfolio ........................................      3

Shares of Beneficial Interest of the
    Value Small Cap Portfolio......................................      4

Shares of Beneficial Interest of the Dreyfus
    U.S. Government Securities Portfolio...........................      2

Shares of Beneficial Interest of the T. Rowe
    Price International Stock Portfolio............................      0

Shares of Beneficial Interest of the T. Rowe
    Price Equity Income Portfolio..................................      4

Shares of Beneficial Interest of the T. Rowe
    Price Growth Stock Portfolio...................................      4

Shares of Beneficial Interest of the
    Opportunity Value Portfolio....................................      3

Shares of Beneficial Interest of the
    Enhanced Index Portfolio.......................................      3

Shares of Beneficial Interest of the
    Montgomery Select 50 Portfolio.................................      0

Item 27. INDEMNIFICATION

         Reference is made to the following documents:

             Agreement and Declaration of Trust, as amended, as filed as Exhibits 1(a) - 1(i) hereto;

                  Amended and Restated By-Laws as filed as Exhibit 2 hereto; and

                  Participation Agreement between Registrant, Endeavor Management Co. and PFL Life Insurance
                  Company as filed as Exhibit 6 hereto.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant, its Trustees and officers, Endeavor Investment Advisers (the "Manager"), and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and the Manager within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might me imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 28.     (a)      Business and Other Connections of the Investment Adviser

                  Investment Adviser - Endeavor Investment Advisers

         The Manager is a registered investment adviser providing investment management and administrative services to the Registrant.

         The list required by this Item 28 of partners and their officers and directors of the Manager together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule B and D of Form ADV filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC No. 801-41827).

Item 28.          (a)      Business and Other Connections of Investment Adviser

                  Investment Adviser - TCW Funds Management, Inc.

         TCW Funds Management, Inc. ("TCW") is a wholly owned subsidiary of The TCW Group, Inc. whose direct and indirect subsidiaries, including Trust Company of the West and TCW Asset Management Company, provide a variety of trust investment management and investment advisory services.

         The list required by this Item 28 of officers and directors of TCW, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by TCW pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-29075).

Item 28           (a)      Business and Other Connections of Investment Adviser
                           ----------------------------------------------------

         Investment Adviser - OpCap Advisors

         OpCap Advisors ("OpCap") (formerly known as Quest for Value Advisors) is a subsidiary of Oppenheimer Capital, a registered investment adviser, which provides a variety of investment management services for clients. OpCap manages registered investment companies other than certain Portfolios of the Registrant.

         The list required by this Item 28 of the officers and directors of OpCap, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules D and F of Form ADV filed by OpCap pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-27180).

Item 28           (a)      Business and Other Connections of Investment Adviser
                           ----------------------------------------------------

                  Investment Adviser - The Dreyfus Corporation

         The Dreyfus Corporation ("Dreyfus") is a wholly owned subsidiary of Mellon Bank, N.A. Dreyfus is a registered investment adviser founded in 1947 providing a variety of investment management services for clients.

         The list required by this Item 28 of the officers and directors of Dreyfus, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Dreyfus pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-8147).

Item 28           (a)      Business and Other Connections of Investment Adviser
                           ----------------------------------------------------

                  Investment Adviser - T. Rowe Price Associates, Inc.

     T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as investment manager to a variety of individual and institutional investors, including limited and real estate partnerships and other mutual funds.

         The list required by this Item 28 of officers and directors of T. Rowe Price together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by T. Rowe Price pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-856).

Item 28           (a)      Business and Other Connections of Investment Adviser
                           ----------------------------------------------------

                  Investment Adviser - Rowe Price-Fleming International, Inc.

         Rowe Price-Fleming International, Inc. ("Price-Fleming") is a joint venture between T. Rowe Price and Robert Fleming Holdings Limited ("Flemings"). Flemings is a diversified investment organization which participates in a global network of regional investment offices in New York, London, Zurich, Geneva, Tokyo, Hong Kong, Manila, Kuala Lumpur, South Africa and Taiwan.

         The list required by this Item 28 of officers and directors of Price-Fleming, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Price-Fleming pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-14714).

Item 28           (a)      Business and Other Connections of Investment Adviser
                           ----------------------------------------------------

                  Investment Adviser - J.P. Morgan Investment Management Inc

     J.P. Morgan Investment Management Inc. ("Morgan") manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies.

         The list required by this Item 28 of officers and directors of Morgan, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Morgan pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-21011).

Item 28           (a)      Business and Other Connections of Investment Adviser
                           ----------------------------------------------------

                  Investment Adviser - Montgomery Asset Management, L.P.

     Montgomery Asset Management, L.P. ("Montgomery") serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

         The list required by this Item 28 of officers and directors of Montgomery together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Montgomery pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-36790).

Item 29  Principal Underwriter

                  (a)      Inapplicable

                  (b)      Inapplicable

Item 30           Location of Accounts and Records
                  --------------------------------

         The Registrant maintains the records required by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625 as well as at the offices off its investment advisers and administrator: TCW Funds Management, Inc., 865 S. Figueroa Street, Los Angeles, California 90071; OpCap Advisors, c/o Oppenheimer Capital, One World Financial Center, New York, New York 10281; The Dreyfus Corporation, 200 Park Avenue, New York, New York
10166; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Rowe Price-Fleming International, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036; Montgomery Asset Management, LLC, 101 California Street, San Francisco, California 94111 and First Data Investor Services Group, Inc. ("FDISG") (formerly, The Shareholder Services Group, Inc.), a subsidiary of First Data Corporation, located at 53 State Street, One Exchange Place, Boston, Massachusetts 02109. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's transfer agent and dividend disbursing agent, FDISG and the Registrant's custodian, Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108.

Item 31           Management Services

                  None

Item 32           Undertakings

                  (a)      Inapplicable

                  (b) The Registrant undertakes to file a post-effective amendment, using financial statements for its Montgomery Select 50 Portfolio, which financial statements need not be certified, within four to six months from the commencement of operations of the Portfolio.

                  (c) The Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 20 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Corona del Mar, State of California on the 28th day of October, 1997.

                                                     ENDEAVOR SERIES TRUST
                                                              Registrant


                                                 By:      /s/James R. McInnis*
                                                          James R. McInnis
                                                          President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                      Title                                 Date


/s/James R. McInnis*            President                       October 28, 1997
--------------------
James R. McInnis                (Principal executive
                                officer)


/s/Michael J. Roland*           Chief Financial Officer         October 28, 1997
---------------------
Michael J. Roland               (Treasurer) (principal
                                financial and accounting
                                officer)


/s/Vincent J. McGuinness*       Trustee                         October 28, 1997
Vincent J. McGuinness


/s/Timothy A. Devine*           Trustee                         October 28, 1997
Timothy A. Devine


/s/Thomas J. Hawekotte*         Trustee                         October 28, 1997
Thomas J. Hawekotte

/s/Steven L. Klosterman*        Trustee                         October 28, 1997
Steven L. Klosterman


/s/Halbert D. Lindquist*        Trustee                         October 28, 1997
Halbert D. Lindquist


/s/R. Daniel Olmstead*          Trustee                         October 28, 1997
R. Daniel Olmstead


/s/Vincent J. McGuinness, Jr.*  Trustee                         October 28, 1997
------------------------------
Vincent J. McGuinness, Jr.


/s/Keith H. Wood*               Trustee                         October 28, 1997
Keith H. Wood




* By:    /s/Robert N. Hickey
         Robert N. Hickey
         Attorney-in-fact

                                   EXHIBIT INDEX


              Exhibit                             Description

              (9)(c)(7)                     Form of Amended and
                                            Restated Administration Agreement

              (11)                          Consent of Independent Auditors

              (17) Financial Data Schedule relating to the Enhanced Index Portfolio

              (19)                          Powers of Attorney